Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2016
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2016
Prospectus Date	rr_ProspectusDate	Dec. 15, 2016
Henderson International Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Henderson International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Henderson International Small Cap Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional, and can be found in the sections entitled “Sales Charge Reductions-Class A Shares” and “Sales Charge Waivers-Class A Shares” on pages 16-17 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 63 of the Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example tables, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a sales charge discount on your purchase of Class A shares if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-US small market capitalization (“small cap”) companies, from at least three different countries outside of the US. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

The Fund considers a small cap company to be one whose market capitalization, at the time of purchase, is within the range of capitalizations of companies in the Morgan Stanley Capital International (“MSCI”)  EAFE (Europe, Australasia and Far East) Small Cap Index. Based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $7.5 billion to be a small cap company; however, this maximum capitalization may change with market conditions.  As of November 30, 2016, the MSCI EAFE Small Cap Index included companies with market capitalizations between $8.0 million and $6.6 billion. Some companies may outgrow the definition of a small cap company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small cap for purposes of the Fund’s minimum 80% allocation to equity securities of non-US small cap companies, including, with respect to subsequent purchases.

Non-US companies are broadly defined to include any issuer that meets one of the following tests:

•	its country of organization, its primary business office or the principal trading market of its stock is located outside of the US
•	50% or more of its assets are located in a country other than the US

•	50% or more of its revenues are derived from outside of the US

Normally, the Fund’s investments will be allocated among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. The Fund invests primarily in developed-market countries but may invest up to 25% of its net assets in securities of issuers located in emerging markets.  Emerging market countries are all countries represented by the MSCI Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations.  These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.

The Fund uses a value-oriented approach, designed to identify stocks trading at attractive valuations. The investment process is driven by the belief that the level of real returns delivered depends on the initial price paid. In selecting investments, a proprietary analytical model is used to provide theoretical values for each stock in the investment universe and then ranks the stock according to its discount or premium. In assessing a company, four key components are considered: net asset value (“NAV”), current earnings, value of growth and dividends. From among those companies with the biggest discounts to fair value (based around the above factors), the portfolio managers seek to identify a portfolio of stocks that they believe are priced below their intrinsic worth and which offer the best potential to achieve the Fund’s investment objective. At the final stage, stocks are validated through fundamental analysis and bottom-up research for inclusion in the portfolio. The Fund generally sells a stock if, in the portfolio managers’ opinion, it no longer offers an attractive valuation. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises. The Fund typically expects to maintain investments in a portfolio of between 70 and 100 stocks.

The Fund may invest without limit in foreign securities and has no specific policies on the geographic asset distribution or sector exposure of its investments. Instead, sector and geographic exposure are a function of stock-level opportunities. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or sectors.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-US small market capitalization (“small cap”) companies, from at least three different countries outside of the US. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly, and you could lose money over short or long periods of time. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•	Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
•	Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

•	Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
•	Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
•	Small Capitalization and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies. When purchasing and selling small cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities.
•	Foreign Investments Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of US companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices and a lack of timely or reliable financial information. Foreign securities may be more volatile and less liquid than investments in securities of US companies, and are subject to the risks associated with the potential imposition of foreign withholding taxes or economic or other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the US dollar. The foregoing risks are typically greater in less developed or emerging market countries.
•	Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.
•	Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss.
•	Non-Diversification Risk. Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.
•	New Fund Risk. The Fund is newly-formed and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies and may not achieve its investment objective. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size. Before reaching an economically viable size, the Fund and its investors are subject to heightened risk that redemption activity by one investor or multiple investors may have an adverse impact on Fund performance and/or fees, among other things.

•	Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants may adversely impact the Fund and its shareholders, including by causing losses for the Fund or impairing operations.

Risk Lose Money [Text]	rr_RiskLoseMoney

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Henderson International Small Cap Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (c)	rr_OtherExpensesOverAssets	3.69%	[2]
Acquired Fund Fees and Expenses (d)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.94%
Fee Waiver and/or Expense Reimbursement (e)	rr_FeeWaiverOrReimbursementOverAssets	(3.44%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,022
Henderson International Small Cap Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (c)	rr_OtherExpensesOverAssets	3.69%	[2]
Acquired Fund Fees and Expenses (d)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.69%
Fee Waiver and/or Expense Reimbursement (e)	rr_FeeWaiverOrReimbursementOverAssets	(3.44%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 703
Henderson International Small Cap Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (c)	rr_OtherExpensesOverAssets	3.69%	[2]
Acquired Fund Fees and Expenses (d)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver and/or Expense Reimbursement (e)	rr_FeeWaiverOrReimbursementOverAssets	(3.44%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 397
Henderson International Small Cap Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (c)	rr_OtherExpensesOverAssets	3.64%	[2]
Acquired Fund Fees and Expenses (d)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.64%
Fee Waiver and/or Expense Reimbursement (e)	rr_FeeWaiverOrReimbursementOverAssets	(3.39%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 397

[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	Other Expenses are based on estimated amounts since the Fund has not yet commenced operations.
[3]	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund's investments in underlying investment companies. The estimates are based on the expected exposure to underlying investment companies and use the net expense ratio in the most recent publicly available financial statements for the underlying fund(s). Fees and expenses of foreign investment companies may be calculated in a manner that differs from US investment companies.
[4]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.24% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement will remain in effect through July 31, 2020.
[5]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.